Annual Total Returns [BarChart] - Voya Russell Large Cap Growth Index Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	3.92%
2012	14.26%
2013	31.68%
2014	12.76%
2015	7.37%
2016	6.31%
2017	30.93%
2018	(1.21%)
2019	35.47%
2020	38.13%